Consolidated Statements of Income and Comprehensive Income	12 Months Ended
	Mar. 31, 2025 HKD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 HKD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 HKD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares
Revenues
Total revenues	$ 13,022,316	$ 1,673,841	$ 11,980,435		$ 12,532,531
Operating expenses
Direct cost of revenues	2,451,625	315,123	2,691,125		3,102,891
Selling and marketing expenses	367,914	47,290	321,857		448,847
General and administrative expenses	2,703,751	347,531	2,469,604		2,061,879
Provision for credit losses	1,140	147	106,946		266,728
Total operating expenses	5,524,430	710,091	5,589,532		5,880,345
Income from operations	7,497,886	963,750	6,390,903		6,652,186
Other income
Other income, net	101,792	13,083	351,855		237,310
Total other income	101,792	13,083	351,855		237,310
Income before income tax	7,599,678	976,833	6,742,758		6,889,496
Income tax expense
Current	1,345,848	172,990	1,414,234		879,171
Deferred	5,319	684	65,745		(17,326)
Total income tax expense	1,351,167	173,674	1,479,979		861,845
Net income	6,248,511	803,159	5,262,779	$ 672,481	6,027,651	$ 767,862
Foreign currency translation adjustment	(1,655)	15,303	(13,634)		12,562
Comprehensive income	$ 6,246,856	$ 818,462	$ 5,249,145		$ 6,040,213
Weighted average number of ordinary shares
Basic (in Shares)	19,200,000	19,200,000	19,200,000	19,200,000	19,200,000	19,200,000
Diluted (in Shares)	19,200,000	19,200,000	19,200,000	19,200,000	19,200,000	19,200,000
Earnings per share
Basic (in Dollars per share and Dollars per share) | (per share)	$ 0.33	$ 0.04	$ 0.27		$ 0.31
Diluted (in Dollars per share and Dollars per share) | (per share)	$ 0.33	$ 0.04	$ 0.27		$ 0.31
Corporate consultancy services
Revenues
Revenues	$ 10,470,000	$ 1,345,776	$ 9,820,080		$ 9,786,400
Taxation services
Revenues
Revenues	951,000	122,238	950,000		1,240,000
Total revenues	951,000	122,238	950,000		1,240,000
Company secretarial services
Revenues
Revenues	1,601,316	205,827	1,210,355		1,506,131
Total revenues	$ 1,601,316	$ 205,827	$ 1,210,355		$ 1,506,131